UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2010

Item 1. Reports to Stockholders.

Plumb Funds is a trademark of
Wisconsin Capital Funds, Inc.

Plumb Balanced Fund
Plumb Equity Fund

ANNUAL REPORT
March 31, 2010

www.plumbfunds.com

PLUMB FUNDS

Dear Fellow Shareholders:

The Plumb Balanced Fund returned 32.01% for the year ended March 31, 2010, slightly behind its benchmark, the 65/35 blend of the S&P 500 and the Barclays Capital Government and Corporate Intermediate Bond Index which returned 33.49%. The Plumb Equity Fund returned 40.66%, underperforming its benchmark, the S&P 500, which returned 49.77% over the same time period.

As of March 31, 2010, the since inception (5/24/07) average annualized total returns for the Plumb Balanced Fund and blended benchmark were -4.65% and -1.70%, respectively.  As of March 31, 2010, the since inception (5/24/07) average annualized total returns for the Plumb Equity Fund and S&P 500 were -7.26% and -6.42%, respectively.  Total annual fund operating expenses as listed in the prospectus dated 8/1/09 were:  Balanced Fund 1.57%; Equity Fund 2.15%.  Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate and, when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-987-7888.

The last year was characterized by tremendous government involvement in the marketplace. Some of the best performing companies over the past year were those deemed by many as most likely to fail going into the year. Their fortunes were changed by the unprecedented intervention by the government.

Because our strategy is to invest in the highest quality companies with strong balance sheets, the Plumb Equity Fund did not decline as much as  the market in calendar 2008 (-33.10% versus the S&P 500 return of -37.00%). However, despite avoiding low quality companies that rebounded dramatically in calendar 2009, the Plumb Equity Fund basically matched the market (26.36% versus 26.46%). Our approach continues to be to invest in what we feel are solid companies. We believe that over longer periods of time a portfolio of quality growth companies purchased at attractive prices should outperform the market. Consistent with this belief, we note that, over the two calendar years 2008-2009, the Plumb Equity Fund outperformed the S&P 500 by nearly 5% over that two year period (-15.46% versus -20.32%).

We use bonds in the Balanced Fund to moderate the volatility of the stock market, but bonds can be volatile in their own right because they are exposed to credit and interest rate risk. Over the last year, we took advantage of historically high credit spreads between U.S. corporate bonds and U.S. government bonds by purchasing investment grade bonds in many of what we believe are the best U.S. companies. In addition to our U.S. corporate bonds, we bought smaller positions in U.S. corporate convertible bonds, foreign corporate bonds, and foreign convertible bonds that provided strong capital appreciation. We also saw a recovery in our preferred stock holdings. This strategy paid off with the fixed income portion of the Plumb Balanced Fund producing a 16.43% one-year return as of March 31, 2010. Our fixed income return was 9.51% higher than the Barclays Capital Government/Corporate Intermediate Bond index which had a 6.92% one-year return as of the same date.

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While stock markets around the world appear to be returning towards pre-crisis levels, we note that the macroeconomic environment remains challenging. In particular, we continue to believe debt levels throughout the world are at precarious levels. While Greece, Portugal, and Spain have grabbed much of the attention in the main stream media, many more countries, including the United States, have exorbitant debt commitments that will need to be addressed.

Conclusions

We continue to believe that the Plumb Funds’ equity portfolios are heavily weighted towards what are strong companies with clean balance sheets and that these companies’ stocks are attractively priced. The top holdings include many familiar companies that we hope will provide relative outperformance as the economy continues to recover.

With respect to fixed income, if interest rates move higher, as we expect, long-term fixed income securities will suffer. With these concerns in mind, the overall profile of the Balanced Fund’s fixed income investments leans toward moderate to high quality with an average maturity of 4.34 years. Our strategy continues to be to keep our bond maturities relatively short and to focus on finding opportunities that meet our investment objectives.

We believe these types of equity and fixed income holdings should perform well over our three- to five-year investment horizon.

Best wishes in the coming year from all of us at the Plumb Funds.

Thomas G. Plumb

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Please refer to the schedule of investments in this report for complete holdings information. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Temporary defensive positions - Under adverse market conditions the Funds could invest a substantial portion of their assets in US Treasury Securities and money market securities, which could reduce the benefit from any upswing in the market.

The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may engage in short-term trading, which could produce

PLUMB FUNDS

higher transaction costs and taxable distributions and lower the Fund’s after tax performance. Investment in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The 65/35 blend is a weighted average consisting of a 65% weight of the S&P 500’s returns and a 35% weight of the Barclays Capital Intermediate Government/Credit Bond Index returns.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.  It is not possible to invest directly in an index.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

PLUMB FUNDS

Expense Example
March 31, 2010 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 – March 31, 2010).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
March 31, 2010 (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2009 to
	October 1, 2009	March 31, 2010	March 31, 2010
Actual	$1,000.00	$1,071.60	$5.68
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,019.45	$5.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2009 to
	October 1, 2009	March 31, 2010	March 31, 2010
Actual	$1,000.00	$1,088.10	$6.25
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.95	$6.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund (Unaudited)

Growth of a Hypothetical $10,000 Investment at March 31, 2010 vs. Barclays Capital Intermediate Government/Credit Bond Index & S&P 500 Index

Average Annual Rate of Return
Periods ended March 31, 2010
	1 Year	Since Inception
Plumb Balanced Fund	32.01%	-4.65%
Barclays Capital Intermediate
Government/Credit Bond Index	6.92%	6.21%
S&P 500 Index	49.77%	-6.42%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Equity Fund (Unaudited)

Growth of a Hypothetical $10,000 Investment
at March 31, 2010 vs. S&P 500 Index

Average Annual Rate of Return
Periods ended March 31, 2010
	1 Year	Since Inception
Plumb Equity Fund	40.66%	-7.26%
S&P 500 Index	49.77%	-6.42%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Balanced Fund
Investments by Sector as of March 31, 2010
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Sector as of March 31, 2010
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2010

	Shares	Value
COMMON STOCKS – 70.49%
Administrative and Support Services – 1.21%
Paychex, Inc.	17,500	$537,250

Beverage and Tobacco Product Manufacturing – 2.41%
Coca-Cola Co.	10,000	550,000
Philip Morris International, Inc.	10,000	521,600
		1,071,600
Chemical Manufacturing – 4.84%
Abbott Laboratories	11,000	579,480
E.I. du Pont de Nemours & Co.	15,000	558,600
Johnson & Johnson	11,000	717,200
Merck & Co., Inc.	8,000	298,800
		2,154,080
Computer and Electronic Product Manufacturing – 8.62%
Apple, Inc. (a)	1,000	234,930
Cisco Systems, Inc. (a)	38,000	989,140
EMC Corp. (a)	35,000	631,400
FLIR Systems, Inc. (a)	17,000	479,400
Intel Corp.	42,000	934,920
Microchip Technology, Inc.	20,000	563,200
		3,832,990
Couriers and Messengers – 2.17%
United Parcel Service, Inc. – Class B	15,000	966,150

Credit Intermediation and Related Activities – 4.33%
Heartland Payment Systems, Inc.	20,000	372,000
Hudson City Bancorp, Inc.	60,000	849,600
Valley National Bancorp	15,000	230,550
Western Union Co.	28,000	474,880
		1,927,030
Data Processing, Hosting and Related Services – 3.21%
Automatic Data Processing, Inc.	15,000	667,050
Fiserv, Inc. (a)	15,000	761,400
		1,428,450
Educational Services – 3.05%
Apollo Group, Inc. – Class A (a)	13,500	827,415
Corinthian Colleges, Inc. (a)	30,000	527,700
		1,355,115

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2010 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment, Appliance,
and Component Manufacturing – 3.33%
ABB Ltd. – ADR	20,000	$436,800
Corning, Inc.	18,000	363,780
Emerson Electric Co.	13,500	679,590
		1,480,170
Food Manufacturing – 3.99%
Danone – ADR	25,000	298,750
Kraft Foods, Inc. – Class A	30,200	913,248
Nestle SA – ADR	11,000	563,200
		1,775,198
Food Services and Drinking Places – 2.16%
McDonald’s Corp.	14,400	960,768

General Merchandise Stores – 1.63%
Wal-Mart Stores, Inc.	13,000	722,800

Health and Personal Care Stores – 3.85%
CVS Caremark Corp.	21,500	786,040
Walgreen Co.	25,000	927,250
		1,713,290
Heavy and Civil Engineering Construction – 1.15%
Fluor Corp.	11,000	511,610

Insurance Carriers and Related Activities – 0.81%
Greenlight Capital Re Ltd. (a) (b)	13,500	360,180

Mining (except Oil and Gas) – 0.63%
Newmont Mining Corp.	5,500	280,115

Miscellaneous Manufacturing – 3.84%
3M Co.	5,000	417,850
Baxter International, Inc.	9,000	523,800
Medtronic, Inc.	17,000	765,510
		1,707,160
Petroleum and Coal Products Manufacturing – 5.01%
Chevron Corp.	8,500	644,555

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2010 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Petroleum and Coal Products Manufacturing (Continued)
ConocoPhillips	10,000	$511,700
Exxon Mobil Corp.	16,000	1,071,680
		2,227,935
Primary Metal Manufacturing – 1.38%
Titanium Metals Corp. (a)	37,000	613,830

Professional, Scientific, and Technical Services – 1.71%
Mastercard, Inc.	3,000	762,000

Publishing Industries (except Internet) – 2.24%
Microsoft Corp.	34,000	995,180

Rail Transportation – 1.40%
Union Pacific Corp.	8,500	623,050

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 2.60%
IntercontinentalExchange Inc. (a)	7,500	841,350
Nasdaq OMX Group, Inc. (a)	15,000	316,800
		1,158,150
Support Activities for Mining – 2.44%
Diamond Offshore Drilling, Inc.	6,000	532,860
Ensco International PLC – ADR	7,000	313,460
Weatherford International Ltd. (a) (b)	15,000	237,900
		1,084,220
Telecommunications – 2.48%
AT&T, Inc.	12,000	310,080
Verizon Communications, Inc.	18,000	558,360
Vodafone Group PLC – ADR	10,000	232,900
		1,101,340
TOTAL COMMON STOCKS
(Cost $28,083,003)		31,349,661

TRUST PREFERRED SECURITIES – 1.54%
Credit Intermediation and Related Activities – 1.04%
Fifth Third Capital Trust V, 7.25% (c)	20,000	464,800

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2010 (Continued)

	Shares	Value
TRUST PREFERRED SECURITIES (Continued)
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.50%
Morgan Stanley Capital Trust VIII, 6.45% (c)	10,000	$222,000

TOTAL TRUST PREFERRED SECURITIES
(Cost $510,651)		686,800

EXCHANGE-TRADED FUNDS – 0.19%
Funds, Trusts, and Other Financial Vehicles – 0.19%
iShares Silver Trust (a)	5,000	85,700

TOTAL EXCHANGE-TRADED FUNDS
(Cost $67,200)		85,700

	Principal
	Amount
CONVERTIBLE BONDS – 3.18%
Computer and Electronic Product Manufacturing – 1.10%
Linear Technology Corp.
3.000%, 05/01/2027	$500,000	488,750

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.52%
NASDAQ OMX Group, Inc.
2.500%, 08/15/2013	700,000	677,250

Support Activities for Mining – 0.56%
Transocean, Inc. (b)
1.625%, 12/15/2037	250,000	250,312

TOTAL CONVERTIBLE BONDS
(Cost $1,319,538)		1,416,312

CORPORATE BONDS – 21.08%
Building Material and Garden
Equipment and Supplies Dealers – 2.34%
Home Depot, Inc.
5.200%, 03/01/2011	1,000,000	1,038,886

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2010 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Credit Intermediation and Related Activities – 4.64%
Bank of America Corp.
6.600%, 05/15/2010	$500,000	$500,177
General Electric Capital Corp.
5.200%, 02/01/2011	1,000,000	1,037,100
Toyota Motor Credit Corp.
3.749%, 01/09/2012 (c)	500,000	526,477
		2,063,754
Data Processing, Hosting and Related Services – 0.90%
First Data Corp.
11.250%, 03/31/2016	500,000	402,500

Food Manufacturing – 1.23%
Kraft Foods, Inc.
6.250%, 06/01/2012	500,000	547,466

Health and Personal Care Stores – 1.74%
CVS Pass-Through Trust (c)
6.943%, 01/10/2030	315,221	335,160
Medco Health Solutions, Inc.
6.125%, 03/15/2013	400,000	439,089
		774,249
Insurance Carriers and Related Activities – 1.14%
Marsh & McLennan Cos., Inc.
5.150%, 09/15/2010	500,000	508,666

Machinery Manufacturing – 3.20%
Caterpillar, Inc.
7.900%, 12/15/2018	500,000	614,847
General Electric Co.
5.000%, 02/01/2013	750,000	809,014
		1,423,861
Oil and Gas Extraction – 1.29%
Noble Holding International Ltd. (b)
7.375%, 03/15/2014	500,000	574,417

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2010 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Publishing Industries (except Internet) – 2.33%
Oracle Corp.
5.000%, 01/15/2011	$1,000,000	$1,034,381

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 2.27%
Bear Stearns Companies, LLC
4.550%, 06/23/2010	1,000,000	1,007,984

TOTAL CORPORATE BONDS
(Cost $8,900,516)		9,376,164

U.S. GOVERNMENT AGENCY ISSUES – 2.60%
Federal Home Loan Banks
2.000%, 10/28/2014 (c)	500,000	503,335
2.000%, 04/28/2017 (c)	400,000	399,978
Federal National Mortgage Association
3.000%, 11/25/2024 (c)	250,000	250,889

TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,150,000)		1,154,202

	Shares
SHORT-TERM INVESTMENTS – 0.52%
Money Market Funds – 0.52%
AIM STIT-STIC Prime Portfolio 0.11% (c)	232,081	232,081

TOTAL SHORT-TERM INVESTMENTS
(Cost $232,081)		232,081
Total Investments
(Cost $40,262,989) – 99.60%		44,300,920
Other Assets in Excess of Liabilities – 0.40%		175,417
TOTAL NET ASSETS – 100.00%		$44,476,337

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Cayman Islands 2.10%, Switzerland 1.10%.
(c)	Variable rate security. The rate listed is as of March 31, 2010.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2010

	Shares	Value
COMMON STOCKS – 96.12%
Administrative and Support Services – 1.59%
Paychex, Inc.	8,000	$245,600

Beverage and Tobacco Product Manufacturing – 2.43%
Coca-Cola Co.	3,000	165,000
Philip Morris International, Inc.	4,000	208,640
		373,640
Chemical Manufacturing – 3.90%
Abbott Laboratories	3,000	158,040
E.I. du Pont de Nemours & Co.	4,000	148,960
Johnson & Johnson	4,500	293,400
		600,400
Computer and Electronic Product Manufacturing – 13.44%
Apple, Inc. (a)	800	187,944
Cisco Systems, Inc. (a)	19,000	494,570
EMC Corp. (a)	18,000	324,720
FLIR Systems, Inc. (a)	12,000	338,400
Intel Corp.	20,000	445,200
Microchip Technology, Inc.	10,000	281,600
		2,072,434
Couriers and Messengers – 2.93%
United Parcel Service, Inc. – Class B	7,000	450,870

Credit Intermediation and Related Activities – 8.66%
BB&T Corp.	6,500	210,535
Citigroup, Inc. (a)	40,000	162,000
Heartland Payment Systems, Inc.	10,000	186,000
Hudson City Bancorp, Inc.	30,000	424,800
Marshall & Ilsley Corp.	12,500	100,625
Valley National Bancorp	3,000	46,110
Western Union Co.	12,000	203,520
		1,333,590
Data Processing, Hosting and Related Services – 5.07%
Automatic Data Processing, Inc.	9,000	400,230
Fiserv, Inc. (a)	7,500	380,700
		780,930
Educational Services – 4.97%
Apollo Group, Inc. – Class A (a)	6,600	404,514

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2010 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Educational Services (Continued)
Corinthian Colleges, Inc. (a)	20,500	$360,595
		765,109
Electrical Equipment, Appliance, and
Component Manufacturing – 5.12%
ABB Ltd. – ADR	10,000	218,400
Corning, Inc.	12,000	242,520
Emerson Electric Co.	6,500	327,210
		788,130
Food Manufacturing – 5.09%
Kraft Foods, Inc. – Class A	14,100	426,384
Nestle SA – ADR	7,000	358,400
		784,784
Food Services and Drinking Places – 3.12%
McDonald’s Corp.	7,200	480,384

General Merchandise Stores – 2.53%
Wal-Mart Stores, Inc.	7,000	389,200

Health and Personal Care Stores – 4.77%
CVS Caremark Corp.	12,000	438,720
Walgreen Co.	8,000	296,720
		735,440
Heavy and Civil Engineering Construction – 1.51%
Fluor Corp.	5,000	232,550

Insurance Carriers and Related Activities – 1.39%
Greenlight Capital Re Ltd. (a) (b)	8,000	213,440

Mining (except Oil and Gas) – 1.32%
Newmont Mining Corp.	4,000	203,720

Miscellaneous Manufacturing – 5.26%
3M Co.	3,000	250,710
Baxter International, Inc.	2,500	145,500
Medtronic, Inc.	9,200	414,276
		810,486

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2010 (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Oil and Gas Extraction – 0.53%
GMX Resources, Inc. (a)	10,000	$82,200

Other Information Services – 0.37%
Google, Inc. – Class A (a)	100	56,701

Petroleum and Coal Products Manufacturing – 6.89%
Chevron Corp.	4,000	303,320
ConocoPhillips	5,000	255,850
Exxon Mobil Corp.	7,500	502,350
		1,061,520
Primary Metal Manufacturing – 2.15%
Titanium Metals Corp. (a)	20,000	331,800

Professional, Scientific, and Technical Services – 2.47%
Mastercard, Inc.	1,500	381,000

Publishing Industries (except Internet) – 2.85%
Microsoft Corp.	15,000	439,050

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 3.73%
IntercontinentalExchange, Inc. (a)	3,800	426,284
NASDAQ OMX Group, Inc. (a)	7,000	147,840
		574,124
Support Activities for Mining – 4.03%
Diamond Offshore Drilling, Inc.	2,800	248,668
Ensco International PLC – ADR	3,000	134,340
Weatherford International Ltd. (a) (b)	15,000	237,900
		620,908
TOTAL COMMON STOCKS
(Cost $12,926,976)		14,808,010

EXCHANGE-TRADED FUNDS – 1.82%
Funds, Trusts, and Other Financial Vehicles – 1.11%
iShares Silver Trust (a)	10,000	171,400

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2010 (Continued)

	Shares	Value
EXCHANGE-TRADED FUNDS (Continued)
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 0.71%
SPDR Gold Trust (a)	1,000	$108,950

TOTAL EXCHANGE-TRADED FUNDS
(Cost $236,972)		280,350

REAL ESTATE INVESTMENT TRUSTS (REITs) – 0.44%
Funds, Trusts, and Other Financial Vehicles – 0.44%
Anworth Mortgage Asset Corp.	10,000	67,400

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $68,650)		67,400

SHORT-TERM INVESTMENTS – 1.36%
Money Market Funds – 1.36%
AIM STIT-STIC Prime Portfolio 0.11% (c)	210,873	210,873

TOTAL SHORT-TERM INVESTMENTS
(Cost $210,873)		210,873
Total Investments
(Cost $13,443,471) – 99.74%		15,366,633
Other Assets in Excess of Liabilities – 0.26%		39,569
TOTAL NET ASSETS – 100.00%		$15,406,202

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Cayman Islands 1.39%, Switzerland 1.54%.
(c)	Variable rate security. The rate listed is as of March 31, 2010.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
March 31, 2010

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$44,300,920	$15,366,633
Dividends and interest receivable	152,088	17,595
Receivable for investments sold	137,742	172,373
Receivable for fund shares sold	16	16
Receivable from Advisor (a)	—	5,093
Prepaid assets	6,633	5,073
Total Assets	44,597,399	15,566,783

Liabilities
Payable for investments purchased	—	8,901
Payable for fund shares redeemed	45,000	118,000
Accrued distribution fee	6,492	210
Payable to Advisor (a)	4,717	—
Administrative & accounting
services fee payable (a)	5,668	1,919
Accrued expenses and other liabilities	59,185	31,551
Total Liabilities	121,062	160,581
Net Assets	$44,476,337	$15,406,202

Net Assets Consist Of:
Paid in capital	$56,148,909	$20,223,262
Accumulated net investment income	193,268	24,543
Accumulated net realized loss	(15,903,771)	(6,764,765)
Net unrealized appreciation on investments	4,037,931	1,923,162
Net Assets	$44,476,337	$15,406,202

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	2,706,561	978,166
Net asset value, offering and redemption
price per share	$16.43	$15.75

* Cost of Investments	$40,262,989	$13,443,471

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Fiscal Year Ended March 31, 2010

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $6,686 and $1,861, respectively)	$679,579	$294,118
Interest	662,597	1,279
Total Investment Income	1,342,176	295,397

Expenses:
Investment Advisor’s fee (a)	268,422	87,889
Distribution fees	103,239	33,803
Administrative & accounting service fees (a)	61,944	20,282
Professional fees	53,710	11,359
Administration fee	46,721	43,475
Transfer agent fees and expenses	43,373	28,918
Fund accounting fees	32,664	30,046
Registration fees	28,981	20,774
Trustee fees and expenses	22,218	8,004
Custody fees	6,822	6,805
Insurance expense	5,588	1,295
Printing and mailing expense	4,220	1,797
Total expenses before waiver	677,902	294,447
Less: Fees waived/reimbursed by Advisor (a)	(223,649)	(132,191)
Net expenses	454,253	162,256
Net Investment Income	887,923	133,141

Realized and Unrealized Gain (Loss):
Net realized gain(loss) on investments	(772,096)	7,212
Net change in unrealized
appreciation on investments	10,987,208	4,309,637
Net realized and unrealized
gain on investments	10,215,112	4,316,849

Net Increase in Net Assets
Resulting from Operations	$11,103,035	$4,449,990

(a)	See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2010	2009
Operations:
Net Investment Income	$887,923	$985,431
Net realized loss on investments	(772,096)	(11,365,878)
Net change in unrealized
appreciation (depreciation) on investments	10,987,208	(2,471,691)
Net increase (decrease) in net assets
resulting from operations	11,103,035	(12,852,138)

Dividends and Distributions To Shareholders:
Net Investment Income	(934,405)	(1,020,553)
Total dividends and distributions	(934,405)	(1,020,553)

Capital Share Transactions:
Proceeds from shares sold	3,367,649	3,772,197
Shares issued in reinvestment of dividends	391,602	420,635
Cost of shares redeemed	(4,205,291)	(11,267,334)
Net decrease in net assets from
capital share transactions	(446,040)	(7,074,502)
Total increase (decrease) in net assets	9,722,590	(20,947,193)

Net Assets:
Beginning of year	34,753,747	55,700,940
End of year*	$44,476,337	$34,753,747

* Including undistributed net
investment income of	$193,268	$239,874

Change In Shares Outstanding:
Shares sold	222,104	238,433
Shares issued in reinvestment of dividends	24,785	31,915
Shares redeemed	(273,460)	(717,400)
Net decrease	(26,571)	(447,052)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2010	2009
Operations:
Net Investment Income	$133,141	$95,430
Net realized gain(loss) on investments	7,212	(4,925,253)
Net change in unrealized
appreciation (depreciation) on investments	4,309,637	(374,436)
Net increase(decrease) in net assets
resulting from operations	4,449,990	(5,204,259)

Dividends and Distributions To Shareholders:
Net Investment Income	(140,237)	(101,823)
Total dividends and distributions	(140,237)	(101,823)

Capital Share Transactions:
Proceeds from shares sold	2,655,244	2,585,617
Shares issued in reinvestment of dividends	82,314	57,800
Cost of shares redeemed	(2,474,276)	(4,132,841)
Net increase (decrease) in net assets
from capital share transactions	263,282	(1,489,424)
Total increase (decrease) in net assets	4,573,035	(6,795,506)

Net Assets:
Beginning of year	10,833,167	17,628,673
End of year*	$15,406,202	$10,833,167

* Including undistributed net
investment income of	$24,543	$31,639

Change In Shares Outstanding:
Shares sold	187,940	175,597
Shares issued in reinvestment of dividends	5,477	4,857
Shares redeemed	(173,111)	(291,664)
Net increase (decrease)	20,306	(111,210)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

			For the Period
	For the		May 24, 2007*
	Years Ended		through
	March 31,		March 31,
	2010	2009	2008
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$12.72	$17.52	$20.00

Operations:
Net Investment Income(1)	0.33	0.37	0.28
Net realized and unrealized gain (loss)	3.73	(4.80)	(2.55)
Total from Investment operations	4.06	(4.43)	(2.27)

Dividends and distributions to shareholders:
Dividends from Net Investment Income	(0.35)	(0.37)	(0.21)
Total dividends and distributions	(0.35)	(0.37)	(0.21)
Change in net asset value for the period	3.71	(4.80)	(2.48)
Net asset value, end of period	$16.43	$12.72	$17.52

Total return(4)	32.01%	(25.33)%	(11.44)%	(2)

Ratios/supplemental data
Net assets, end of period (000)	$44,476	$34,754	$55,701

Ratio of net expenses to average net assets:
Before expense
reimbursement and waivers	1.64%	1.57%	1.56%	(3)
After expense
reimbursement and waivers	1.10%	1.10%	1.10%	(3)

Ratio of Net Investment
Income to average net assets:
After expense
reimbursement and waivers	2.15%	2.19%	1.78%	(3)

Portfolio turnover rate	54%	63%	51%	(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

			For the Period
	For the		May 24, 2007*
	Years Ended		through
	March 31,		March 31,
	2010	2009	2008
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$11.31	$16.49	$20.00

Operations:
Net Investment Income(1)	0.14	0.10	0.08
Net realized and unrealized gain (loss)	4.45	(5.17)	(3.50)
Total from Investment operations	4.59	(5.07)	(3.42)

Dividends and distributions to shareholders:
Dividends from Net Investment Income	(0.15)	(0.11)	(0.09)
Total dividends and distributions	(0.15)	(0.11)	(0.09)
Change in net asset value for the period	4.44	(5.18)	(3.51)
Net asset value, end of period	$15.75	$11.31	$16.49

Total return(4)	40.66%	(30.81)%	(17.14)%	(2)

Ratios/supplemental data
Net assets, end of period (000)	$15,406	$10,883	$17,629

Ratio of net expenses to average net assets:
Before expense
reimbursement and waivers	2.18%	2.14%	2.10%	(3)
After expense
reimbursement and waivers	1.20%	1.20%	1.20%	(3)

Ratio of Net Investment
Income to average net assets:
After expense
reimbursement and waivers	0.98%	0.65%	0.56%	(3)

Portfolio turnover rate	73%	83%	67%	(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2010

1.ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity investments, including common stocks, foreign issued common stocks, trust preferred securities, exchange-traded funds, and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest

PLUMB FUNDS

Notes to Financial Statements
March 31, 2010 (Continued)

bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  These securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
The Plumb Balanced Fund
Investments in:
Common Stock*	$31,349,661	$—	$—	$31,349,661
Trust Preferred Securities*	686,800	—	—	686,800
Exchange-Traded Funds*	85,700	—	—	85,700
Convertible Bonds*	—	1,416,312	—	1,416,312
Corporate Bonds*	—	9,376,164	—	9,376,164
U.S. Government
Agency Issues	—	1,154,202	—	1,154,202
Money Market Funds	232,081	—	—	232,081
Total	$32,354,242	$11,946,678	$—	$44,300,920

PLUMB FUNDS

Notes to Financial Statements
March 31, 2010 (Continued)

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$14,808,010	$—	$—	$14,808,010
Exchange-Traded Funds*	280,350	—	—	280,350
Real Estate
Investment Trusts	67,400	—	—	67,400
Money Market Funds	210,873	—	—	210,873
Total	$15,366,633	$—	$—	$15,366,633

*	For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.  The Funds did not hold any derivative instruments during the reporting period.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2010 (Continued)

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.  For the fiscal year ended March 31, 2010, $124 for the Plumb Balanced Fund was reclassified from accumulated net investment income to accumulated net realized loss on investments.

Other:

Investment and shareholder transactions are recorded on trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subsequent Events Evaluation:

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

3.DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the year ended March 31, 2010, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $103,239 and $33,803, respectively, pursuant to the 12b-1 Plan.  As of March 31, 2010, $6,492 and $210 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2010 (Continued)

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the expenses until June 30, 2010, to the extent that the Funds total annual operating expenses exceed 1.10% and 1.20% for the Plumb Balanced Fund and the Plumb Equity Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the year ended March 31, 2010, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $223,649 and $132,191, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

Plumb Balanced Fund		Plumb Equity Fund
2011	$231,096	2011	$153,281
2012	$213,244	2012	$137,938
2013	$223,649	2013	$132,191

The Funds also have an Administrative and Accounting Services Agreement with the Advisor which provides for the administrative and accounting fees computed daily and paid monthly at an annual rate of 0.15% of the Funds’ average daily net assets.

5.INVESTMENT TRANSACTIONS

For the year ended March 31, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$23,835,176	$10,465,330
Sales:	$21,769,573	$ 9,499,879

6.BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31,

PLUMB FUNDS

Notes to Financial Statements
March 31, 2010 (Continued)

2010, Charles Schwab Inc., for the benefit of its customers, owned 33.59% of the Plumb Equity Fund.  As of March 31, 2010, the Plumb Trust Company, for the benefit of its customers, owned 56.61% and 43.68% of the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  As a result, Charles Schwab Inc. may be deemed to control the Plumb Equity Fund and the Plumb Trust Company may be deemed to control both the Plumb Balanced Fund and the Plumb Equity Fund.

As of March 31, 2010 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Tax cost of Investments	$40,277,700	$13,545,642
Unrealized appreciation	$4,783,541	$2,180,385
Unrealized depreciation	(760,321)	(359,394)
Net tax unrealized
appreciation on investments	$4,023,220	$1,820,991
Undistributed ordinary income	$207,948	$23,988
Distributable earnings	$207,948	$23,988
Other accumulated losses	$(15,903,740)	$(6,662,039)
Total accumulated losses	$(11,672,572)	$(4,817,060)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and the timing of income generated from certain underlying investments.

As of March 31, 2010 the Funds had tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2016	$(506,660)	$(211,702)
March 31, 2017	$(6,710,977)	$(3,162,317)
March 31, 2018	$(8,218,986)	$(3,175,750)

As of March 31, 2010, the Funds deferred, on a tax basis, post-October losses of:

Plumb Balanced Fund	$(467,117)
Plumb Equity Fund	$(112,270)

PLUMB FUNDS

Notes to Financial Statements
March 31, 2010 (Continued)

8.DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2010 and 2009 were as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
Distributions paid from:
Ordinary Income	$934,405	$1,020,553
Total Distributions Paid	$934,405	$1,020,553

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
Distributions paid from:
Ordinary Income	$140,237	$101,823
Total Distributions Paid	$140,237	$101,823

PLUMB FUNDS

Report of Independent Registered Public Accounting Firma

To The Shareholders and Board of Directors
Wisconsin Capital Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc., comprising the Plumb Balanced Fund and Plumb Equity Fund (the “Funds”), as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the Funds’ custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Plumb Balanced Fund and the Plumb Equity Fund as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
May 21, 2010

PLUMB FUNDS

Additional Information (Unaudited)

1.ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

Term of
	Position(s)	Office
	Held with	and	Principal	Other
	Wisconsin	Length	Occupation(s)	Directorships
Name,	Capital	of Time	During Past	Held by
Address and Age	Funds, Inc.	Served(1)	Five Years	Director

Independent Directors:

Patrick J. Quinn	Director	Since	President and Chairman	National
Birth date:		2007	of the Board of Ayres	Presto
September 13, 1949			Associates (professional	Industries
			civil engineering firm)	since May
			since April 2000.	2001.

Jay Loewi	Director	Since	CEO of the QTI Group since	None.
Birth date:		2007	November 2007; prior
March 1, 1957			thereto, President of QTI
Group of Companies
since 1992.
Jeffrey B. Sauer	Director	Since	Assistant to the	None.
Birth date:		2007	Commissioner of Western
March 10, 1943			Collegiate Hockey
Association since 2002.

Interested Directors and Officers:

Thomas G. Plumb(2)	Director,	Since	President of Wisconsin	None.
Birth date:	President	2007	Capital Management, LLC
July 29, 1952	and Chief		since January, 2004; CEO of
	Executive		Plumb Trust Company;
	Officer		President of Thompson
Plumb Funds until
March, 2005.

Timothy R. O’Brien	Chief	Since	Vice President and	None.
Birth date:	Financial	2007	Portfolio Manager for
June 8, 1959	Officer		Wisconsin Capital
	and		Management, LLC since 2004;
	Treasurer		Principal of Wisconsin
Capital Management, LLC
until December 2008.
	Secretary	Since
2009

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

Term of
	Position(s)	Office
	Held with	and	Principal	Other
	Wisconsin	Length	Occupation(s)	Directorships
Name,	Capital	of Time	During Past	Held by
Address and Age	Funds, Inc.	Served(1)	Five Years	Director

Connie M. Redman	Chief	Since	Vice President, Chief	None.
Birth date:	Compliance	2007	Compliance Officer and
February 27, 1966	Officer		Corporate Secretary of
Wisconsin Capital
Management, LLC since
March, 2008; Vice President,
Chief Compliance Officer,
Human Resources Manager
and Corporate Secretary of
Wisconsin Capital Management,
LLC since October, 2005; Vice
President, Human Resources
Manager and Corporate
Secretary of Wisconsin Capital
Management, LLC from
January, 2004 through
October, 2005.

(1)
Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors.  Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The Board of Directors of the Funds have an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements, and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi (Chair), Patrick J. Quinn and Jeffrey B. Sauer, none of whom is an “interested” person of the Funds. Jay Loewi has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee will generally not consider any director candidates recommended by shareholders. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jeffrey B. Sauer (Chair), Jay Loewi and Patrick J. Quinn.

The Funds’ Statement of Additional Information includes additional information about the directors of the Company and is available, without charge, at www.wiscap.com or upon request, by calling 1-866-987-7888.

2.QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	73.29%
Plumb Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2010, was as follows:

Plumb Balanced Fund	67.20%
Plumb Equity Fund	100.00%

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WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1200 John Q. Hammons Drive
Madison, WI  53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH  44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any material amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Jay V. Loewi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant during the last fiscal year March 31, 2010. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2010	FYE 3/31/2009
Audit Fees	$22,600	$22,600
Audit-Related Fees	0	0
Tax Fees	$4,000	$4,000
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2010	FYE 3/31/2009
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)     /s/ Thomas G. Plumb
Thomas G. Plumb, President

Date                      5/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas G. Plumb
Thomas G. Plumb, President

Date                      5/24/2010

By (Signature and Title)    /s/ Timothy R. O’Brien
Timothy R. O’Brien, Treasurer

Date                      5/24/2010